Maturity of assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text block [Abstract]
Schedule of Maturity of Financial Assets and Liabilities

The main assets grouped by maturity, including interest accrued as of December 31, 2020 and 2019, are detailed as follows:

	As of December 31, 2020
		Between			Between
		1 month	Between	Between	3 years
		to 3	3 month	1 year to	to 6	Over 6
	Up to 1 month	months	to 1 year	3 years	years	years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Financial instruments at fair value through profit or loss	55,516	65,370	77,021	176,681	192,719	15,403	582,710
Financial instruments at fair value through other comprehensive income	1,127,310	97,970	486,354	870,028	1,312,994	76,243	3,970,899
Loans and accounts receivable from customers at amortized cost (**)	1,956,465	1,457,769	2,260,698	2,834,427	3,929,783	10,178,839	22,617,981
Commercial loans	1,387,069	1,436,296	2,167,838	2,258,716	2,769,842	4,789,038	14,808,799
Mortgage loans	1,980	420	2,952	26,153	181,838	5,103,410	5,316,753
Consumer loans	567,416	21,053	89,908	549,558	978,103	286,391	2,492,429
Financial instruments at amortized cost	18,197	—	92,698	647	—	—	111,542
Investments under resale agreements	19,933	40,537	43,633	692	785	—	105,580
Financial derivative contracts	173,313	10,258	526,205	639,459	918,637	1,714,931	3,982,803
Interbank loans (*)	—	7,131	—	—	—	—	7,131
Subtotal	3,350,734	1,679,035	3,486,609	4,521,934	6,354,918	11,985,416	31,378,646

Liabilities
Obligations under repurchase agreements	637,751	1,100	—	—	—	—	638,851
Time deposits and other time liabilities	4,627,676	2,385,542	3,311,082	661,139	123,689	323,936	11,433,064
Financial derivative contracts	171,119	18,551	483,102	669,539	878,157	1,453,123	3,673,591
Interbank borrowings	103,194	119,061	719,886	970,810	1,874,093	11,934	3,798,978
Lease obligations	2,927	7,258	20,645	51,861	49,170	20,024	151,885
Debt instruments issued	1,640	545	326,088	838,032	1,873,627	3,164,924	6,204,856
Subtotal	5,544,307	2,532,057	4,860,803	3,191,381	4,798,736	4,973,941	25,901,225

(*)     Interbank loans are presented gross. The amount of allowances corresponds to MCh$10.

(**)   Loans and accounts receivable from customers at amortized cost are presented gross. Allowances by loan type are detailed as follows: Commercial MCh$747,617; Mortgage MCh$73,465; and Consumer MCh$220,791.

Note 37 - Maturity of assets and liabilities, continued

	As of December 31, 2019
		Between			Between
		1 month	Between	Between	3 years
		to 3	3 month	1 year to	to 6	Over 6
	Up to 1 month	months	to 1 year	3 years	years	years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Financial instruments at fair value through profit or loss	20,465	54,382	39,730	39,822	26,703	2,600	183,702
Financial instruments at fair value through other comprehensive income	258,843	151,014	609,862	1,515,340	896,383	167,448	3,598,890
Loans and accounts receivable from customers at amortized cost (**)	1,641,670	2,723,589	2,796,116	2,576,345	3,778,435	9,618,659	23,134,814
Commercial loans	1,443,029	2,209,624	2,693,582	1,962,306	2,516,050	4,635,953	15,460,544
Mortgages loans	3,040	550	2,760	22,657	115,878	4,731,156	4,876,041
Consumer loans	195,601	513,415	99,774	591,382	1,146,507	251,550	2,798,229
Financial instruments at amortized cost	29,026	7,543	78,138	951	—	—	115,658
Investments under resale agreements	75,975	—	—	—	—	—	75,975
Financial derivative contracts	151,952	160,523	306,284	602,190	662,530	1,271,478	3,154,957
Interbank loans (*)	55,881	—	945	—	—	—	56,826
Subtotal	2,233,812	3,097,051	3,831,075	4,734,648	5,364,051	11,060,185	30,320,822

Liabilities
Investments under resale agreements	559,457	—	—	—	—	—	559,457
Deposits and other demand liabilities	3,946,542	2,432,029	3,913,833	827,802	128,756	371,225	11,620,187
Financial derivative contracts	235,652	145,905	283,404	580,829	703,285	988,959	2,938,034
Interbank borrowings	90,251	246,214	1,781,437	406,539	96,281	26,034	2,646,756
Lease obligations	1,177	76,333	52,074	14,561	20,734	8,045	172,924
Debt instruments issued	30,419	378	620,710	959,369	1,375,640	3,421,840	6,408,356
Subtotal	4,863,498	2,900,859	6,651,458	2,789,100	2,324,696	4,816,103	24,345,714

(*)    Interbank loans are presented gross. The amount of allowances corresponds to MCh$239.

(**)  Loans and accounts receivable from customers at amortized cost are presented gross. Allowances by loan type are detailed as follows: Commercial MCh$545,119; Mortgage MCh$78,501; and Consumer MCh$256,417.